Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of quantitative information about right of use assets
	Years	Mainly
Land and buildings	1–11	3
Motor vehicles	1–5	3

Schedule of annual rates of depreciation
Years

Software	3–5 (mainly 5)
Computers and peripheral equipment	3–5
Office furniture and equipment	7–15 (mainly 7)
Motor vehicles	7

Schedule of intangible assets with indefinite useful life
Years
Customer relationships	Up to 15
Acquired technology	Up to 10 (mainly 5)